DEFERRED INCOME (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Deferred revenue	$ 139,759	$ 165,237
Revenue recognized remaining period	2 years